UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 1
      This Amendment (Check only one.): [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Perceptive Advisors LLC
Address:    850 Third Avenue, 21st Floor
            New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Joseph Edelman
Title:      Managing Member
Phone:      (646) 205-5342

Signature, Place, and Date of Signing:

/s/ Joseph Edelman               New York, NY                February 18, 2009
------------------               ------------                -----------------
   [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   88
                                          -----------
Form 13F Information Table Value Total:   $331,208
                                          -----------
                                          (thousands)

List of Other Included Managers:

{None}

                                                          Market   Shares
                                                          Value    or PRN     SH/  Put/ Investment Other        Voting Authority
Name of Issuer                Title of Class   CUSIP      (*1000)  Amount     PRN  Call Discretion Managers  Sole    Shared   None
AMAG PHARMACEUTICALS INC      COM              00163U106  7,170    200,000          C      SOLE              200,000
AMAG PHARMACEUTICALS INC      COM              00163U106  8,604    240,000          P      SOLE              240,000
AMAG PHARMACEUTICALS INC      COM              00163U106  717      20,000     SH           SOLE              20,000
ATS MED INC                   NOTE 6.000%10/1  002083AB9  897      1,250,000  PRN          SOLE              1,250,000
ABBOTT LABS                   COM              2824100    534      10,000     SH           SOLE              10,000
ACCURAY INC                   COM              4397105    52       10,000     SH           SOLE              10,000
AETNA INC NEW                 COM              00817Y108  3,471    121,800    SH           SOLE              121,800
AFFYMETRIX INC                NOTE 3.500% 1/1  00826TAG3  1,170    3,900,000  PRN          SOLE              3,900,000
ALEXION PHARMACEUTICALS INC   COM              15351109   6,811    188,190    SH           SOLE              188,190
ALLOS THERAPEUTICS INC        COM              19777101   1,040    170,000    SH           SOLE              170,000
AMGEN INC                     COM              31162100   5,775    100,000          C      SOLE              100,000
AMICUS THERAPEUTICS INC       COM              03152W109  14       1,800      SH           SOLE              1,800
AMYLIN PHARMACEUTICALS INC    COM              32346108   2,170    200,000          C      SOLE              200,000
AMYLIN PHARMACEUTICALS INC    COM              32346108   217      20,000           P      SOLE              20,000
ANTIGENICS INC DEL            COM              37032109   108      225,600    SH           SOLE              225,600
ARQULE INC                    COM              04269E107  42       10,038     SH           SOLE              10,038
BIOCRYST PHARMACEUTICALS      COM              09058V103  79       57,600     SH           SOLE              57,600
BIOGEN IDEC INC               COM              09062X103  9,526    200,000          C      SOLE              200,000
CARDINAL HEALTH INC           COM              14149Y108  689      20,000     SH           SOLE              20,000
CELL GENESYS INC              COM              150921104  0        72         SH           SOLE              72
CELERA CORP                   COM              15100E106  445      40,000     SH           SOLE              40,000
CELGENE CORP                  COM              151020104  27,640   500,000          C      SOLE              500,000
CELGENE CORP                  COM              151020104  5,528    100,000          P      SOLE              100,000
CELGENE CORP                  COM              151020104  553      10,000     SH           SOLE              10,000
CYCLACEL PHARMACEUTICALS INC  COM              23254L108  235      558,397    SH           SOLE              558,397
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507  3,603    526,800          C      SOLE              526,800
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507  14,569   2,130,000        P      SOLE              2,130,000
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507  64       9,400      SH           SOLE              9,400
CYTOKINETICS INC              COM              23282W100  55       19,200     SH           SOLE              19,200
DENDREON CORP                 COM              24823Q107  12,824   2,800,000        C      SOLE              2,800,000
DENDREON CORP                 COM              24823Q107  2,252    491,700          P      SOLE              491,700
DYAX CORP                     COM              26746E103  2,750    755,536    SH           SOLE              755,536
ELAN PLC                      ADR              284131208  82       13,700     SH           SOLE              13,700
ENZON PHARMACEUTICALS INC     COM              293904108  280      48,000     SH           SOLE              48,000
EXELIXIS INC                  COM              30161Q104  2,782    554,064    SH           SOLE              554,064
EXPRESS SCRIPTS INC           COM              302182100  2,409    43,807     SH           SOLE              43,807
FOREST LABS INC               COM              345838106  1,274    50,000           P      SOLE              50,000
FOREST LABS INC               COM              345838106  548      21,500     SH           SOLE              21,500
GENENTECH INC                 COM NEW          368710406  11,931   143,900          P      SOLE              143,900
GENENTECH INC                 COM NEW          368710406  9,550    115,185    SH           SOLE              115,185
GENZYME CORP                  COM              372917104  3,486    52,519     SH           SOLE              52,519
GILEAD SCIENCES INC           COM              375558103  2,577    50,400     SH           SOLE              50,400
HANSEN MEDICAL INC            COM              411307101  320      44,357     SH           SOLE              44,357
HI-TECH PHARMACAL INC         COM              42840B101  562      101,488    SH           SOLE              101,488
HUMAN GENOME SCIENCES INC     NOTE 2.250% 8/1  444903AM0  679      2,300,000  PRN          SOLE              2,300,000
INDEVUS PHARMACEUTICALS INC   NOTE 6.250% 7/1  454072AC3  77,364   40,505,000 PRN          SOLE              40,505,000
INDEVUS PHARMACEUTICALS INC   COM              454072109  5,230    1,665,588  SH           SOLE              1,665,588
INTERMUNE INC                 COM              45884X103  1,058    100,000          C      SOLE              100,000
INTERMUNE INC                 COM              45884X103  529      50,000           P      SOLE              50,000
INVERNESS MED INNOVATIONS IN  COM              46126P106  11,779   622,913    SH           SOLE              622,913
ISIS PHARMACEUTICALS INC      COM              464330109  2,836    200,000          C      SOLE              200,000
MANNKIND CORP                 COM              56400P201  103      30,000     SH           SOLE              30,000
MEDIVATION INC                COM              58501N101  557      38,200           C      SOLE              38,200
MEDIVATION INC                COM              58501N101  20,060   705,491    SH           SOLE              705,491
MOMENTA PHARMACEUTICALS INC   COM              60877T100  2,900    250,000          C      SOLE              250,000
MOMENTA PHARMACEUTICALS INC   COM              60877T100  348      30,000           P      SOLE              30,000
MOMENTA PHARMACEUTICALS INC   COM              60877T100  118      10,200     SH           SOLE              10,200
NILE THERAPEUTICS INC         COM              654145101  1        960        SH           SOLE              960
NORTHFIELD LABS INC           COM              666135108  198      200,000    SH           SOLE              200,000
NORTHSTAR NEUROSCIENCE INC    COM              66704V101  61       50,000     SH           SOLE              50,000
NOVACEA INC                   COM              66987B103  427      284,475    SH           SOLE              284,475
ONYX PHARMACEUTICALS INC      COM              683399109  71       2,070      SH           SOLE              2,070
OPTIMER PHARMACEUTICALS INC   COM              68401H104  1,526    126,000    SH           SOLE              126,000
OSCIENT PHARMACEUTICALS CORP  COM NEW          68812R303  47       262,731    SH           SOLE              262,731
PENWEST PHARMACEUTICALS CO    COM              709754105  7,190    4,579,846  SH           SOLE              4,579,846
PHARMATHENE INC               COM              71714G102  233      101,212    SH           SOLE              101,212
PHARMASSET INC                COM              71715N106  498      38,000     SH           SOLE              38,000
REPROS THERAPEUTICS INC       COM              76028H100  495      47,071     SH           SOLE              47,071
RIGEL PHARMACEUTICALS INC     COM NEW          766559603  12       1,500      SH           SOLE              1,500
SPDR TR                       UNIT SER 1       78462F103  6,317    70,000           P      SOLE              70,000
SAVIENT PHARMACEUTICALS INC   COM              80517Q100  1,656    286,010    SH           SOLE              286,010
SEQUENOM INC                  COM NEW          817337405  198      10,000           C      SOLE              10,000
SEQUENOM INC                  COM NEW          817337405  397      10,000     SH           SOLE              10,000
SHIRE PLC                     SPONSORED ADR    82481R106  2,329    52,000     SH           SOLE              52,000
STEMCELLS INC                 COM              85857R105  131      96,000     SH           SOLE              96,000
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209  2,477    58,184     SH           SOLE              58,184
3SBIO INC                     SPONSORED ADR    88575Y105  6,255    801,984    SH           SOLE              801,984
TRANS1 INC                    COM              89385X105  9        1,251      SH           SOLE              1,251
TRINITY BIOTECH PLC           SPON ADR NEW     896438306  243      148,800    SH           SOLE              148,800
UNITED THERAPEUTICS CORP DEL  COM              91307C102  5,160    82,500           C      SOLE              82,500
UNITED THERAPEUTICS CORP DEL  COM              91307C102  8,090    129,318    SH           SOLE              129,318
VARIAN MED SYS INC            COM              92220P105  4,079    116,400    SH           SOLE              116,400
VIROPHARMA INC                COM              928241108  527      40,451     SH           SOLE              40,451
WASHINGTON FED INC            COM              938824109  317      21,200           P      SOLE              21,200
WATSON PHARMACEUTICALS INC    COM              942683103  1,770    66,624     SH           SOLE              66,624
WELLPOINT INC                 COM              94973V107  1,222    29,000     SH           SOLE              29,000
YM BIOSCIENCES INC            COM              984238105  6        14,880     SH           SOLE              14,880
ZYMOGENETICS INC              COM              98985T109  300      100,000          C      SOLE              100,000